Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (670,087)	$ (92,341)	¥ (60,884)	¥ (87,616)